Document and Entity Information	Jul. 29, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2026
Entity Registrant Name	EAGLE MATERIALS INC
Entity Incorporation State Country Code	DE
Entity File Number	1-12984
Entity Tax Identification Number	75-2520779
Entity Address Address Line 1	5960 Berkshire Ln.
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000918646
New York Stock Exchange [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
NYSE Texas, Inc. [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	CHX